Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Reconciliation of the carrying amount of property, plant and equipment

	2021 $m				2020 $m
	Group				Group
	occupied	Tangible	Right-of-		occupied	Tangible	Right-of-
	property	assets	use assets	Total	property	assets	use assets	Total
Balance at 1 Jan
Cost	355	707	710	1,772	351	687	734	1,772
Accumulated depreciation	(88)	(523)	(268)	(879)	(76)	(490)	(141)	(707)
Opening net book amount	267	184	442	893	275	197	593	1,065
Removal of discontinued US operations	(242)	(32)	(35)	(309)	—	—	—	—
Additions	—	36	59	95	3	56	21	80
Depreciation and impairment charge	(1)	(45)	(123)	(169)	(9)	(64)	(145)	(218)
Disposals, transfers and lease modifications	—	—	(22)	(22)	(3)	(13)	(25)	(41)
Effect of movements in exchange rates	(1)	(3)	(6)	(10)	1	8	(2)	7
Balance at 31 Dec	23	140	315	478	267	184	442	893
Representing:
Cost	33	489	678	1,200	355	707	710	1,772
Accumulated depreciation	(10)	(349)	(363)	(722)	(88)	(523)	(268)	(879)
Closing net book amount	23	140	315	478	267	184	442	893

Schedule of capital expenditure

	2021 $m	2020 $m
Hong Kong	9	10
Indonesia	1	1
Malaysia	2	3
Singapore	1	5
Growth markets and other	19	14
Eastspring	3	2
Total segment	35	35
Unallocated to a segment (central operations)	1	22
Total capital expenditure on property, plant and equipment from continuing operations	36	57